Segment Information - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2016 JPY (¥) Segment	Dec. 31, 2015 JPY (¥)	Dec. 31, 2014 JPY (¥)
Revenue, Major Customer [Line Items]
Operating business segments | Segment	3
Description of geographic concentration risk related to consolidated net sales	Other than in Japan and the United States, Canon does not conduct business in any individual country in which its sales in that country exceed 10% of consolidated net sales.
Net sales	¥ 3,401,487	¥ 3,800,271	¥ 3,727,252
UNITED STATES
Revenue, Major Customer [Line Items]
Net sales	¥ 884,083	¥ 1,047,838	¥ 938,411